Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 7,272	$ 7,716
Proceeds	1,370
Repayments of debt	(3,719)	(2,112)
Net borrowings under short-term loan facilities	(1,661)	1,641
Other, net	30	27
Balance at end of year	3,292	7,272
Notes and Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	5,389	7,389
Repayments of debt	(2,125)	(2,112)
Foreign exchange movements	(59)	94
Other, net	11	18
Balance at end of year	3,216	5,389
Commercial paper / credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	1,637
Proceeds	1,370
Repayments of debt	(1,370)
Net borrowings under short-term loan facilities	(1,661)	1,641
Other, net	24	(4)
Balance at end of year		1,637
Derivative Instruments Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	246	327
Repayments of debt	(224)
Foreign exchange movements	59	(94)
Other, net	(5)	13
Balance at end of year	$ 76	$ 246